920 MASSACHUSETTS AVENUE, N.W. SUITE 900 WASHINGTON, D.C. 20001

PHONE: 202.508.3400 FAX: 202.508.3402

www.bakerdonelson.com

TERRENCE O. DAVIS, SHAREHOLDER

DIRECT DIAL: 202.654.4614

E-MAIL ADDRESS: TODAVIS@BAKERDONELSON.COM

January 28, 2014

VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Griffin Institutional Access Real Estate Fund

Ladies and Gentlemen:

On behalf of Griffin Institutional Access Real Estate Fund (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, its Registration Statement on Form N-2. The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact Terrence Davis at 202.654.4614.

Sincerely,

/s/ Baker Donelson Bearman Caldwell & Berkowitz, P.C.

Baker Donelson Bearman Caldwell & Berkowitz, P.C.

ALABAMA	FLORIDA	GEORGIA	LOUISIANA	MISSISSIPPI	TENNESSEE	TEXAS	WASHINGTON, D.C.